Borrowings - Components (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Debt Instrument [Line Items]
Total Notes Payable		$ 2,175	$ 9,545	$ 7,401
Less: unamortized debt discount		0	(2,133)	(1,503)
Total Long-term Notes		$ 403	$ 5,500	$ 3,448
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate				12.00%
Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate	9.00%
Debt term	36 months
Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate	12.00%
Debt term	48 months
Convertible debt | Convertible promissory notes
Debt Instrument [Line Items]
Interest rate		8.00%	8.00%	8.00%	8.00%
Debt term		36 months	36 months	36 months
Total Notes Payable		$ 0	$ 6,634	$ 4,118
Less: unamortized debt discount		0	(2,133)	(1,472)
Nonrelated party
Debt Instrument [Line Items]
Less: current portion of notes payable		(772)	(912)	(1,949)
Nonrelated party | Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Total Notes Payable		$ 1,175	$ 1,911	2,717
Nonrelated party | Notes payable | Minimum
Debt Instrument [Line Items]
Interest rate		9.00%
Debt term		36 months
Nonrelated party | Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate			9.00%
Debt term			36 months
Nonrelated party | Notes payable | Maximum
Debt Instrument [Line Items]
Interest rate		15.00%
Debt term		60 months
Nonrelated party | Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate			12.00%
Debt term			48 months
Nonrelated party | Other loans | Other loans
Debt Instrument [Line Items]
Total Notes Payable			$ 0	65
Related party
Debt Instrument [Line Items]
Less: current portion of notes payable		$ (1,000)	(1,000)	(501)
Related party | Notes payable | Innventure1 LLC related party note
Debt Instrument [Line Items]
Total Notes Payable				$ 501
Related party | Notes payable | Related party note
Debt Instrument [Line Items]
Total Notes Payable		$ 1,000	$ 1,000